Note 9 - Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2015
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities [Table Text Block]
	Chinese Yuan (Renminbi)		U.S. Dollars
	December 31,		December 31,
	2014	2015	2015
Accrued payroll	¥21,568,749	¥21,897,300	$3,380,361
Accrued audit fee	1,398,800	1,396,800	215,629
Other accruals	1,718,006	1,566,204	241,780
Total accrued expenses	¥24,685,555	¥24,860,304	$3,837,770